UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $119,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BMC SOFTWARE INC               COM              055921100     5517   143063 SH       SOLE                   143063        0
CALIX INC                      COM              13100m509     2555   327576 SH       SOLE                   327576        0
COMSTOCK RES INC               COM NEW          205768203     3926   253925 SH       SOLE                   253925        0
COOPER TIRE & RUBR CO          COM              216831107     6993   642176 SH       SOLE                   642176        0
DOLE FOOD CO INC NEW           COM              256603101     3633   363342 SH       SOLE                   363342        0
ELECTRONIC ARTS INC            COM              285512109    10313   504293 SH       SOLE                   504293        0
ENERGY PARTNERS LTD            COM NEW          29270u303     3167   286077 SH       SOLE                   286077        0
EXELON CORP                    COM              30161n101     8883   208480 SH       SOLE                   208480        0
FIRSTENERGY CORP               COM              337932107     7779   173208 SH       SOLE                   173208        0
KEYCORP NEW                    COM              493267108     9494  1601095 SH       SOLE                  1601095        0
KRATON PERFORMANCE POLYMERS    COM              50077c106     3555   219741 SH       SOLE                   219741        0
LAZARD LTD                     SHS A            G54050102     3454   163705 SH       SOLE                   163705        0
MDU RES GROUP INC              COM              552690109     4939   257371 SH       SOLE                   257371        0
MICROSOFT CORP                 COM              594918104     7435   298711 SH       SOLE                   298711        0
NEWELL RUBBERMAID INC          COM              651229106     1559   131316 SH       SOLE                   131316        0
OCH ZIFF CAP MGMT GROUP        CL A             67551u105      761    83315 SH       SOLE                    83315        0
PHH CORP                       COM NEW          693320202     7137   443820 SH       SOLE                   443820        0
PRICE T ROWE GROUP INC         COM              74144t108     1561    32683 SH       SOLE                    32683        0
PROTECTIVE LIFE CORP           COM              743674103     6572   420481 SH       SOLE                   420481        0
QUINSTREET INC                 COM              74874q100     1335   128982 SH       SOLE                   128982        0
REACHLOCAL INC                 COM              75525f104     2231   205221 SH       SOLE                   205221        0
SAGENT PHARMACEUTICALS INC     COM              786692103     5933   293151 SH       SOLE                   293151        0
SEAGATE TECHNOLOGY PLC         SHS              g7945m107     5478   533136 SH       SOLE                   533136        0
ZIONS BANCORPORATION           COM              989701107     5338   379127 SH       SOLE                   379127        0